STOCKHOLDERS’ EQUITY (DEFICIT) (Details Narrative)									12 Months Ended
	Mar. 24, 2023	Dec. 31, 2022 shares	Oct. 27, 2022 USD ($) $ / shares shares	Oct. 27, 2022 USD ($) $ / shares shares	Jul. 12, 2022 USD ($) shares	Feb. 14, 2022	Dec. 29, 2021 USD ($) shares	Dec. 17, 2021 USD ($) $ / shares shares	Dec. 31, 2022 USD ($)	Nov. 07, 2022 $ / shares shares	Oct. 28, 2022 $ / shares shares	Dec. 31, 2020 shares	Aug. 26, 2020 shares
Class of Stock [Line Items]
Reverse split stock, description						The Board of Directors of Hudson Capital approved a reverse stock split of 2.2:1 of Hudson Capital on January 21, 2022, effective as of February 14, 2022. Hudson Capital’s ordinary shares began trading on a split adjusted basis on February 15, 2022			Series A1-A: 0.149, Series A2: 0.223, Series A4: 0.15, Series B: 0.471, Series Seed: 0.1
Issuance of ordinary shares from conversion and exercise of warrants, shares		547,445		40,000
Share price | $ / shares			$ 0.01	$ 0.01				$ 0.43		$ 0.01	$ 0.01
Issuance of ordinary shares from conversion and exercise of warrants | $				$ 1,002,100				$ 191,466	$ 2,100
Note stock split									0.779 of Company’s Ordinary share will be issued for each Series A Warrant, 0.816 Ordinary share shall be issued for each Series B Warrant, 0.888 Ordinary share shall be issued for each Series C Warrant and 0.826 Ordinary share shall be issued for each Series D Warrant
Purchase of warrants			63,000	63,000						126,000	21,000
New shares issued		43,873
Convertible Debt [Member]
Class of Stock [Line Items]
Consideration from issuance of shares | $							$ 1,500,000
Repayment of debt | $							$ 200,000
Series A2 Preferred Stock [Member]
Class of Stock [Line Items]
Issuance of ordinary shares from conversion and exercise of warrants, shares								441,605
Purchase of warrants												441,605	441,605
Series A4 Preferred Stock [Member]
Class of Stock [Line Items]
Issuance of shares					1,285,714
Consideration from issuance of shares | $					$ 2,700,000
Series A4 Preferred Stock [Member] | First Closing [Member]
Class of Stock [Line Items]
Issuance of shares							809,524
Consideration from issuance of shares | $							$ 1,700,000
Series A4 Preferred Stock [Member] | Second Closing [Member]
Class of Stock [Line Items]
Issuance of shares							476,190
Consideration from issuance of shares | $							$ 1,000,000
Common Stock [Member]
Class of Stock [Line Items]
Issuance of ordinary shares from conversion and exercise of warrants, shares			40,000
Issuance of ordinary shares from conversion and exercise of warrants | $			$ 1,000,000
Purchase of warrants			210,000	210,000
Common Stock [Member] | First Closing [Member]
Class of Stock [Line Items]
Common stock, shares			16,000
Common stock, shares | $			$ 84,000
Common Stock [Member] | Second Closing [Member]
Class of Stock [Line Items]
Common stock, shares			24,000
Common stock, shares | $			$ 126,000
Warrant [Member] | First Closing [Member]
Class of Stock [Line Items]
Purchase of warrants			400,000	400,000
Warrant [Member] | Second Closing [Member]
Class of Stock [Line Items]
Purchase of warrants			600,000	600,000
Series A1A [Member]
Class of Stock [Line Items]
Common stock, conversion ratio .		589,292
Common stock, conversion ratio .		0.149
Series A2 [Member]
Class of Stock [Line Items]
Common stock, conversion ratio .		68,456
Common stock, conversion ratio .		0.223
Series A3 [Member]
Class of Stock [Line Items]
Common stock, conversion ratio .		942,611
Common stock, conversion ratio .		0.471
Series A [Member]
Class of Stock [Line Items]
Common stock, conversion ratio .		1,709
Common stock, conversion ratio .		0.779
Series C [Member]
Class of Stock [Line Items]
Common stock, conversion ratio .		25,024
Common stock, conversion ratio .		0.888
Series D [Member]
Class of Stock [Line Items]
Common stock, conversion ratio .		24,601
Common stock, conversion ratio .		0.826
Subsequent Event [Member]
Class of Stock [Line Items]
Reverse split stock, description	The Company effected a ten for one reverse stock split on March 24, 2023. All ordinary shares and per ordinary share information in these consolidated financial statements has been retroactively adjusted to reflect this reverse stock split. All classes of preferred shares were not subject to this reverse stock split prior to conversion to ordinary shares